[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

November 21, 2007

VIA EDGAR CORRESPONDENCE

Secretary
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:          The Gabelli Global Utility & Income Trust – Registration Statement on Form N-2
File No. 811- 21529

Dear Sir or Madam:

On behalf of The Gabelli Global Utility & Income Trust (the “Registrant”), transmitted herewith, please accept the following for filing: Registrant’s registration statement on Form N-2 (the “Registration Statement”) with respect to the Registrant’s proposed issuance of preferred shares.  The Registration Statement is filed under the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act of 1940, as amended.

Please direct any inquiries regarding this filing to the undersigned at (212)318-6877.

Sincerely yours, /s/ Gary Rawitz, Esq. for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure

cc:	Michael R. Rosella, Esq. (w/ enclosures)
Domenick Pugliese, Esq. (w/ enclosures)
Agnes Mullady, Esq. (w/ enclosures)